PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT, NET:

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2021	$370	$139	$625	$57	$40	$1,231
Additions	52	62	298	-	362	774
Translation adjustments	18	-	45	2	(40)	25
As of December 31, 2021	$440	$201	$968	$59	$362	$2,030

Accumulated depreciation:
As of January 1, 2021	$268	$133	$294	$57	$23	$775
Additions	22	7	92	-	101	222
Translation adjustments	(2)	2	(18)	2	(23)	(39)
As of December 31, 2021	$288	$142	$368	$59	$101	$958

Net Book Value:
As of December 31, 2021	$152	$59	$600	$-	$261	$1,072
As of December 31, 2020	$102	$6	$331	$-	$17	$456

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2020	$342	$123	$345	$53	$40	$903
Additions	-	3	224	-	-	227
Translation adjustments	28	13	56	4	-	101
As of December 31, 2020	$370	$139	$625	$57	$40	$1,231

Accumulated depreciation:
As of January 1, 2020	$219	$122	$204	$53	$20	$618
Additions	16	2	35	-	4	57
Translation adjustments	33	9	55	4	(1)	100
As of December 31, 2020	$268	$133	$294	$57	$23	$775

Net Book Value:
As of December 31, 2020	$102	$6	$331	$-	$17	$456
As of December 31, 2019	$123	$1	$141	$-	$-	$265

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)